INCOME TAXES (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current expense [Abstract]
Federal	$ 22,599	$ 40,537	$ 31,428
State	1,265	1,322	250
Total current expense	23,864	41,859	31,678
Deferred (benefit) expense [Abstract]
Federal	(4,657)	528	3,980
State	169	(182)	212
Total deferred (benefit) expense	(4,488)	346	4,192
Income tax expense	19,376	42,205	35,870
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes computed at federal statutory rate (35%) on income before income taxes	40,657	45,756	38,827
Benefit from tax-exempt income	(3,427)	(2,911)	(2,815)
Tax credits	(16,806)	(2,691)	(1,388)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount	(8,191)	0	0
Effective Income Tax Rate Reconciliation, Tax Credit, Other, Amount	4,599	0	0
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Compensation Cost, Amount	(1,449)	(72)	(35)
State income taxes, net of federal tax benefit	932	741	301
Effective Income Tax Rate Reconciliation, ASU 2014-10, Affordable Housing Amortization, Amount	2,798	1,923	455
Other	263	(541)	525
Income tax expense	19,376	42,205	35,870
Deferred tax assets [Abstract]
Allowance for loan and lease losses	12,134	20,955
Deferred compensation	384	627
Postretirement benefits other than pension liability	564	925
Accrued stock-based compensation	932	1,094
Other real estate owned write-downs	97	888
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Impairment Losses	616	844
Accrued expenses	3,051	5,081
Deferred Tax Assets, Unrealized Losses on Investment Securities and Derivatives	249	3,141
Other	708	453
Total deferred tax assets	18,735	34,008
Deferred tax liabilities [Abstract]
Tax depreciation greater than book depreciation	(2,510)	(5,166)
FHLB and FRB stock	(3,384)	(5,535)
Mortgage-servicing rights	(343)	(530)
Leasing activities	(2,792)	(4,933)
Deferred Tax Liabilities, Prepaid Pension Cost	8,888	12,539
Intangible assets	(11,559)	(16,611)
Deferred loan fees and costs	(371)	(1,238)
Prepaid expenses	(210)	(348)
Deferred Tax Liabilities, Partnership Interests	1,230	1,218
Fair value adjustments on acquisitions	0	(1,404)
Other	(2,415)	(852)
Deferred Tax Liabilities, Gross	(33,702)	(50,374)
Total deferred tax liabilities	(14,967)	(16,366)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Unrecognized tax benefits affecting income tax rate	2,900	2,400
Balance at beginning of year	3,735	0
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	0	3,735
Balance at end of year	$ 3,735	$ 3,735	$ 0
Future Effective Income Tax Rate At Federal Statutory Income Tax Rate	21.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%